Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment [Abstract]
BANK PREMISES AND EQUIPMENT
8.	BANK PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2011 and 2010 consist of the following:

(Dollars in thousands)	2011	2010
Land	$14,673	$15,023
Bank premises	37,194	37,024
Furniture, fixtures and equipment	22,972	24,379
Leasehold improvements	9,116	9,653
Construction in progress	5,933	5,170

Total	89,888	91,249
Accumulated depreciation and amortization	(29,975)	(26,910)

Total	$59,913	$64,339

Depreciation and amortization expense amounted to $5.5 million, $6.1 million, and $6.0 million for the years ended December 31, 2011, 2010, and 2009, respectively.